Investment In Millburn Multi-Markets Trading L.P. (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2016
Schedule Of The Partnership's And The Company's Ownership Percentages Of The Master Fund

2016	2015

U.S. Feeder	74.91%	72.71%
Cayman Feeder	6.68	5.57

Total	81.59%	78.28%

Schedule Of Capital Withdrawls Payable
2016		2015
Direct investors (1)	$3,294,748		$142,581
U.S. Feeder	2,876,148		1,304,389
Cayman Feeder	53,000		104,696

Total	$6,223,896		$1,551,666

(1) Includes profit share of $2,994,748 and General Partner redemptions of $300,000, totaling $3,294,748 at December 31, 2016 and represents solely profit share of $142,581 at December 31, 2015.